Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following (in thousands):

	Estimated Useful Life (in Years)	September 30, 2023	December 31, 2022
Computers and purchased software	3	$618	$575
Leasehold improvements	Shorter of useful life or lease term	1,908	1,822
Furniture and fixtures	5	291	251
Machinery and equipment	3-5	2,391	2,002

Property and equipment—at cost		5,208	4,650

Less accumulated depreciation and amortization		(3,371)	(2,851)

Construction in progress		1,463	583

Property and equipment—net		$3,300	$2,382

Property and equipment consist of the following (in thousands):

	Estimates Useful Life (in Years)	December 31,
		2022	2021
Computers and purchased software	3	$575	$552
Leasehold improvements	Shorter of useful life or lease term	1,822	1,755
Furniture and fixtures	5	251	191
Machinery and equipment	3-5	2,002	1,190

Property and equipment—at cost		4,650	3,688

Less accumulated depreciation and amortization		(2,851)	(1,987)

Construction in progress		583	13

Property and equipment—net		$2,382	$1,714

Schedule of Depreciation Expense
Depreciation expense was $0.2 million for each of the three month periods ended September 30, 2023 and 2022 and $0.6 million and $0.7 million for the nine months ended September 30, 2023 and 2022, respectively, recorded as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Cost of revenue	$63	$161	$280	$433
Research and development	48	20	131	57
General and administrative	34	36	104	119
Sales and marketing	15	12	43	43

Total depreciation and amortization expense	$160	$229	$558	$652

Depreciation expense was $0.9 million and $0.7 million for the years ended December 31, 2022 and 2021, respectively, recorded as follows (in thousands):

	Year Ended December 31,
	2022	2021
Cost of revenue	$568	$401
Research and development	90	178
General and administrative	160	118
Sales and marketing	57	10

Total depreciation and amortization expense	$875	$707